BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Non-current	$3,114	$3,526
Total	$3,114	$3,526